S000031844 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	177 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Morningstar US Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.35%	13.29%	14.40%
Morningstar Dividend Yield Focus Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.03%	10.79%	9.16%
iShares Core High Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.88%	10.68%	9.07%
Performance Inception Date				Mar. 29, 2011
iShares Core High Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.02%	9.74%	8.13%
iShares Core High Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.62%	8.35%	7.19%